NET FINANCIAL EXPENSES (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Interest income from bank deposits	€ 399	€ 610	€ 1,690
Other interest income and financial income	4,741	517	4,116
Interest income and other financial income	5,140	1,127	5,806
Total financial income	60,183	67,005	72,192
Capitalized borrowing costs	1,874	2,591	2,671
Other interest and financial expenses	(3,315)	(3,258)	(2,427)
Interest expenses and other financial expenses	(1,441)	(667)	244
Interest expenses from banks and other financial institutions	(11,310)	(14,330)	(27,432)
Interest and other finance costs on bonds and notes	(22,947)	(20,116)	(20,703)
Write-downs of financial receivables	(1,467)	(9,502)	(4,739)
Other financial expenses	(5,991)	(14,580)	(13,949)
Total financial expenses	(43,156)	(59,195)	(66,579)
Net expenses from derivative financial instruments and foreign currency exchange rate differences	(11,880)	(27,652)	(26,392)
Total financial expenses and net expenses from derivative financial instruments and foreign currency exchange rate differences	(55,036)	(86,847)	(92,971)
Net financial expenses	(33,257)	(49,092)	(42,082)
Repurchase price and premium incurred, as well as previously unamortized issuance costs			8,142
Financial services companies
Disclosure of detailed information about financial instruments [line items]
Total financial income	55,043	65,878	66,386
Total financial expenses and net expenses from derivative financial instruments and foreign currency exchange rate differences	(16,639)	(36,628)	(45,083)
Industrial companies
Disclosure of detailed information about financial instruments [line items]
Total financial income	5,140	1,127	5,806
Total financial expenses and net expenses from derivative financial instruments and foreign currency exchange rate differences	(38,397)	(50,219)	(47,888)
Net financial expenses	€ (33,257)	€ (49,092)	€ (42,082)